Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2013
Valuation and Qualifying Accounts

25. Valuation and Qualifying Accounts

Valuation and qualifying accounts deducted from assets to which they apply:

	Millions of yen
	2013	2012	2011
Allowance for doubtful receivables
Balance at beginning of fiscal period	¥15,243	¥15,793	¥14,941
Additions
Charged to costs and expenses	3,050	2,105	5,307
Charged to other accounts	118	255	1,068
Deductions	417	2,910	5,523

Balance at end of fiscal period	¥17,994	¥15,243	¥15,793

Deductions were principally collectible or uncollectible accounts and notes charged to the allowance.

	Millions of yen
	2013	2012	2011
Valuation allowance for deferred tax assets
Balance at beginning of fiscal period	¥20,730	¥36,690	¥49,081
Additions
Charged to costs and expenses	4,423	1,961	7,596
Charged to other accounts	1,729	276	—
Deductions	1,867	18,197	19,987

Balance at end of fiscal period	¥25,015	¥20,730	¥36,690

Deductions were principally realization or expiration of net operating loss carryforwards.